Schedule of Notes Payable (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Debt Instrument [Line Items]
Total notes payable		$ 7,500,000	$ 817,519		$ 319,667
Unamortized debt discount		(1,316,029)
Unamortized debt discount		0	(1,973)		(32,289)
Notes payable, net discount		6,183,971	815,546		287,378		$ 2,617,970
Less current portion		(156,225)	(666,132)		(287,378)
Long-term portion		6,027,746	149,414
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Total notes payable	[1]	$ 7,500,000
Debt Instrument, Maturity Date	[1]	Jul. 09, 2026
Notes Payable One [Member]
Debt Instrument [Line Items]
Total notes payable			304,667	[2]	319,667	[2]
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total notes payable			149,414
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total notes payable			8,000
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total notes payable			355,438
Unsecured Note Payable To Individual Investors [Member]
Debt Instrument [Line Items]
Unamortized debt discount			$ (193)
Unsecured Note Payable To Individual Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Aug. 09, 2020			Aug. 09, 2020
Unsecured Note Payable To Individual Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Mar. 26, 2021			Mar. 26, 2021
Notes Payable to Finance Company [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date		Dec. 15, 2021	Dec. 15, 2021

[1]	On July 9, 2021 (the “Closing Date”), the Company entered into a Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) with EICF Agent LLC (“EICF”), as agent for the lenders, and Energy Impact Credit Fund I, LP, as lender (the “Lender”), providing for a secured term loan facility in an aggregate principal amount of up to $
[2]	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of